GAIN ON EXTINGUISHMENT OF DEBTS (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Extinguishment of Debt [Line Items]
Total amounts of debts to be settled	$ 2,431,374	$ 3,327,000	$ 12,006,374	$ 13,782,651	$ 18,030,632	$ 19,529,803
Less: Aggregate market fair value of shares of common stock in exchange of the above debts for debts extinguishment	(2,397,681)	(3,166,003)	(11,731,288)	(12,570,641)	(16,711,685)	(17,863,417)
Gain on extinguishment of debts	$ 33,693	$ 160,997	$ 275,086	$ 1,212,010	$ 1,318,947	$ 1,666,386